As filed with the Securities and Exchange Commission on February 11, 2011
33 Act File No. 033-75116
40 Act File No. 811-08352

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	32	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	32	[	X	]

(Check appropriate box or boxes.)

LKCM FUNDS
(Exact Name of Registrant)

c/o Luther King Capital Management
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
(Address of Principal Executive Office)
Registrant's Telephone Number (817) 332-3235

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
FRANCINE ROSENBERGER, ESQ.
K&L Gates LLP
1601 K. Street, N.W.
Washington, DC  20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[	X	]	on May 1, 2011 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 32 to the Registration Statement of LKCM Funds (the"Trust") is being filed to register one new series to the Trust: LKCM Small-Mid Cap Equity Fund.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LKCM FUNDS

P R O S P E C T U S
May 1, 2011

1-800-688-LKCM

LKCM SMALL-MID CAP EQUITY FUND
(Institutional Class)
(          )

This Prospectus contains information you should consider before you invest in the LKCM Funds.  Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

LKCM Small-Mid Cap Equity Fund
(Institutional Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.00%
 (1)  Other Expenses are estimated for the current fiscal year.
       (2)  Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2012 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $7 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

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Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 2011
J. Luther King, Jr., CFA	Principal, President and Portfolio Manager	Since 2011
Jonathan B. Deweese, CFA	Analyst	Since 2011
Benjamin M. Cowan, CFA	Analyst	Since 2011

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

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Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Small-Mid Cap Equity Fund
The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $7 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.

The Fund has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.  The Fund’s investment objective is non-fundamental, which means that it may be changed by action of the Board of Trustees of the Trust without shareholder approval.

DISCUSSION OF INVESTMENT APPROACH

Luther King Capital Management Corporation (“Adviser”) follows an equity investment approach grounded in the fundamental analysis of individual companies and comprised of two distinct but complementary components.  First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria.  Companies meeting these criteria will typically exhibit a number of the following characteristics:

•    High profitability levels;
•    Strong balance sheet quality;
•    Competitive advantages;
•    Prominent market share positions;
•    Ability to generate excess cash flow after capital expenditures;
•    Management with a meaningful ownership stake in the company; and
•    Undervaluation based upon various quantitative criteria.

The Adviser may also invest in companies whose assets the Adviser has determined are undervalued in the marketplace.  These include companies with tangible assets as well as companies that own valuable intangible assets.  As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances.  To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

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ADDITIONAL INFORMATION REGARDING THE PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risks.  You should be aware that you may lose money by investing in the Fund and the Fund’s performance could trail that of other investment alternatives.  The principal risks of investing in the Fund are discussed below.

General Market Risk:
Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events.  These factors may negatively affect the markets and, thus, an investment in the Fund may decline.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.

Inflation Risk:
Stocks and bonds may fall in value due to higher actual or anticipated inflation.  Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

Recent Market Events:
In recent periods, U.S. and international markets have experienced dramatic volatility.  The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result, many of the Fund’s other risks may be increased.  The U.S. government has taken numerous steps to alleviate these market conditions.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Fund.

Stock Market Risk:
A fund that invests in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Fund is likely to decline in value.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.  Risks of investing in equity securities also include that a company may not perform as anticipated due to a variety of factors such as poor management, weak demand for its products or less than anticipated earnings.

Stock Selection Risk:	Stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.

Small and Mid Cap Risk:
Small and mid capitalization companies may not have the size, resources and other assets of large capitalization companies.  These small and mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Portfolio Turnover Risk:
To the extent that the Fund’s strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

PORTFOLIO HOLDINGS INFORMATION

The Fund will make available its top ten and complete portfolio holdings on its website home page on a quarterly basis.  The top ten and complete portfolio holdings information will be available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter.  This information may be found on the Fund’s home page on its website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.  The Statement of Additional Information is available by contacting the Fund at 1-800-688-LKCM or at www.lkcmfunds.com.

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MANAGEMENT

INVESTMENT ADVISER

Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Fund.  The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, trusts and high net-worth individuals.  As of [   ], the Adviser had approximately $[  ] billion in assets under management.

Under an Investment Advisory Agreement with the Fund, the Fund pays the Adviser an advisory fee calculated by multiplying a quarterly rate (equal on an annual basis to the percentages shown below under “Contractual Fee”) by the Fund’s average daily net assets during the quarter.  The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses through April 30, 2012 to the extent necessary to keep the total operating expenses from exceeding the respective caps also shown as a percentage of average daily net assets.

The advisory fees and expense caps for the current fiscal year are estimated as follows:

	Contractual Advisory Fee	Expense Cap
Small-Mid Cap Equity Fund*	0.75%	1.00%

* The Small-Mid Cap Equity Fund has not commenced operations prior to the date of this prospectus.

Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.

PORTFOLIO MANAGERS

J. Luther King, Jr., CFA, is a member of the investment team responsible for the LKCM Small-Mid Cap Equity Fund.  Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979.  Mr. King graduated with a Bachelor of Science and a Masters of Business Administration from Texas Christian University.

Steven R. Purvis, CFA, is the lead portfolio manager of the LKCM Small-Mid Cap Equity Fund and oversees the investment team responsible for the Fund.  Mr. Purvis has been a Vice President and Portfolio Manager of the Adviser since 1996 and Principal since 2004.  Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Masters of Business Administration from the University of Missouri – Kansas City.

Jonathan B. Deweese, CFA, is a member of the investment team responsible for the LKCM Small-Mid Cap Equity Fund.  Mr. Deweese has been an Analyst with the Adviser since 2003.  Mr. Deweese graduated with a Bachelor of Science from the University of Arkansas and a Masters of Business Administration from the University of Texas.

Benjamin M. Cowan, CFA, is a member of the investment team responsible for the LKCM Small-Mid Cap Equity Fund.  Mr. Cowan has been an Analyst with the Adviser since 2005.  Mr. Cowan graduated summa cum laude with a Bachelor of Business Administration in Finance and Accounting at Texas Christian University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of shares of the Fund.

DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Fund’s shares.

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DISTRIBUTION PLAN

The Fund adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and service fees for the sale and distribution of their shares and for services provided to shareholders.  The distribution plan allows the Fund to finance activities that promote the sale of the Fund’s shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature with Fund assets.  The distribution plan authorizes the Fund to pay up to 0.75% of average daily net assets for distribution and other services.

Currently, the Board of Trustees has not authorized payments under the distribution plan and, as a result, the Fund will currently neither accrue nor pay any fees under the plan.  If the Fund were using the plan, the fees paid under the plan would, over time, increase the cost of your investment and could cost you more than paying other types of sales charges.

PURCHASE OF SHARES

You may purchase shares of the Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order.  The Fund determines NAV as of the close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

The Fund is offered for purchase directly from LKCM Funds, through financial intermediaries who have entered into agreements with the Fund’s distributor, and from certain other distribution channels.

Through Your Financial Adviser.  You may invest in shares of the Fund by contacting your financial adviser.  Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

The Fund has authorized certain broker-dealers to receive on their behalf purchase and redemption orders of Fund shares.  These broker-dealers may designate intermediaries to receive Fund orders.  The Fund is deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee receives such orders.  All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee.

By Mail.  You may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($10,000 minimum initial investment) payable to LKCM Funds.  Your order will not be accepted until the completed Account Registration Form is received by the Transfer Agent.

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Small-Mid Cap Equity Fund – Institutional Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Small-Mid Cap Equity Fund – Institutional Class c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent of the Fund.

Once the Fund receives and accepts your Account Registration Form in the mail, your payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt.  If you purchase shares using a check and soon after make a redemption request, LKCM will honor the redemption request at the next determined NAV, but will not send you the proceeds until your purchase check has cleared (usually within 15 days).  The Fund will not accept payment in cash or money orders.  Cashier’s checks in amounts of less than $10,000 will not be accepted.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan or credit union.  If your bank does not honor your check, you could be liable for any loss sustained by the Fund, as well as a service charge imposed by the Transfer Agent in the amount of $25.

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In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Registration Form as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Registration Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-688-LKCM if you need additional assistance when completing your Account Registration Form.

If the Fund does not have a reasonable basis for determining your identity, your account will be rejected or you will not be allowed to perform a transaction on the account until the necessary information to confirm your identity is received.  The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Wire.  You may purchase shares of the Fund by wiring federal funds ($10,000 minimum).  If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Registration Form.  You can mail or overnight deliver your Account Registration Form to the Transfer Agent.  Upon receipt of your completed Account Registration Form, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  The wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day’s NAV.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to LKCM Funds
LKCM Small-Mid Cap Equity Fund – Institutional Class
[Shareholder account number]

Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business.  The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

SUBSEQUENT INVESTMENTS

By Mail or Wire.  You may make additional investments at any time (minimum subsequent investment $1,000) by mailing a check payable to LKCM Funds to the address noted in the section entitled “Initial Investments By Mail.”  Additional investments may also be made by wire.  Before sending your wire, please contact the Transfer Agent at 1-800-688-LKCM to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Instruct your bank to wire monies as outlined above.

By Telephone.  To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-800-688-LKCM to move money, in the amount of $1,000 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Shares of the Fund will be purchased in your account at the NAV next determined after your order is placed.

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AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program (the “Program”) permits investors that own shares of the Fund with a value of $10,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into the Fund, on a monthly or quarterly basis.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the plan, please contact the Transfer Agent five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  To establish the Program, an investor must complete the appropriate sections of the Account Registration Form.  For additional information on the Program, please call 1-800-688-LKCM.

RETIREMENT PLANS

The Fund makes available Individual Retirement Accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bancorp Fund Services, LLC.  Detailed information on these plans is available by calling the Fund at 1-800-688-LKCM (option 1).  Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

The Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of the Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder.  Certificates for fractional shares will not be issued.

UNCLAIMED PROPERTY

              Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

HOUSEHOLDING

In an effort to decrease costs, the Fund may reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at 1-800-688-LKCM to request individual copies of these documents.  Once the Fund receives notice to stop householding, it will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

MARKET TIMING POLICY

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible.  Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

The Fund is typically intended for long-term investing.  Market timing by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent market timing activities in the Fund.  To discourage market timing, the Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase (except on shares held in separate accounts of the Adviser).  In addition, the Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Fund believes have engaged in market timing practices and which may have an adverse impact on the Fund.  The Fund will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Fund, uses the exchange privilege excessively.

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The Fund and/or the Adviser monitor for market timers and attempt to detect abusive trading practices.  The criteria and techniques may change from time to time as determined by the Fund or the Adviser.  The Transfer Agent will reject any purchase or exchange order, in whole or in part, including trading that the Fund or the Adviser believes may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Fund.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the efforts of the Fund or the Adviser will identify all trades or trading practices that may be considered abusive.  In addition, the ability of the Fund or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited.  However, the Fund and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into agreements with certain financial intermediaries that generally require them to provide the Fund with information concerning those individual shareholders involved in any such aggregated trades.  For those financial intermediaries with whom the Fund has not entered into such agreements, the Fund treats such intermediaries as individual shareholders for purposes of its market timing and redemption fee policies.  However, there can be no assurance that the Fund or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.

EXCHANGING SHARES

Exchanges of all or a portion of your investment from the Fund to another LKCM Fund may be made as long as the exchange is for the same class of shares of the other LKCM Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee (see  the section entitled “Redemption of Shares – 30-Day Redemption Fee” for additional information).  The Transfer Agent charges a $5.00 fee for each exchange via telephone.  Call the Fund to learn more about exchanges.

Please Note: The Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Fund’s performance and shareholders.  Therefore, the Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

REDEMPTION OF SHARES

You may redeem shares of the Fund by contacting your financial advisor, by mail or, if authorized, by telephone or wire.  The Fund does not charge a fee for making redemptions, except with respect to wire redemptions or redemptions made within 30 days of purchase.

By Mail.  You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Small-Mid Cap Equity Fund – Institutional Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Small-Mid Cap Equity Fund – Institutional Class c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

After your request is in “good order” the Fund will redeem your shares at the next NAV.

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To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

Signature Guarantees.  To protect your account, the Fund and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Fund to verify the identity of the person that has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests, and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days.  In addition to the situations described above, the Fund and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  Please contact the Fund at 1-800-688-LKCM (option 1) for further details.

By Telephone.  If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling the Fund.  You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank.  You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account.  Other redemption fees may be applicable.  See the section titled “Other Redemption Information” below.  The Transfer Agent imposes a $15.00 fee for each wire redemption.  There is no charge for an electronic funds transfer, however the funds may not be available for 2-3 days.  The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Fund.  No telephone redemptions may be made within 15 days of any address change.

If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Fund at the address listed in the section entitled “Redemption of Shares  By Mail.”  The investor must sign such requests.  Further documents and signature verifications may be required.

The Fund reserves the right to refuse a wire or telephone redemption.  Procedures for redeeming shares by wire or telephone may be modified or terminated at any time.  The Fund and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine.  In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.  To the extent that the Fund fails to use reasonable procedures as a basis for their belief, the Fund may be liable for instructions that prove to be fraudulent or unauthorized.  Once a telephone transaction has been placed, it cannot be canceled or modified.

30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee.  This fee will be deducted from the proceeds of your redemption.  For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first.  Shares of the Fund held in accounts separately managed by the Adviser will not be subject to the redemption fee.  However, transactions in shares of the Fund by financial intermediaries with whom the Fund does not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.  Furthermore, the redemption fee will not apply to shares held in accounts of certain retirement plans, profit sharing plans or tax favored savings plans.

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Other Redemption Information.  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.”  Redemption proceeds for shares of the Fund purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days.  Shareholders can avoid this delay by utilizing the wire purchase option.

Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000.  You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

The Fund has reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of:  (i) $250,000 or (ii) 1% of the Fund’s NAV being redeemed.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.

TRANSFER OF REGISTRATION

The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701.  As in the case of redemptions, the written request with signature(s) guaranteed must be received in “good order.”

VALUATION OF SHARES

Calculation of Net Asset Value.  The net asset value (“NAV”) per share is computed by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund.  The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  NAV is not determined on days the NYSE is closed.  The NYSE is closed on weekends and most national holidays.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund.  The Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption.  In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

Fair Value Procedures for the Fund.  The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Fund’s NAV is calculated.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  Some of the events that may necessitate fair valuing a security include i) the security’s trading has been halted or suspended; ii) the security has been de-listed from an exchange; iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; iv) the security has not been traded for an extended period of time; v) the security’s primary pricing source is not able or willing to provide a price; and vi) trading of the security is subject to local government-imposed restrictions.

If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.  Because some foreign markets are open on days when the Fund does not price its shares, the value of the Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

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The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value.  The Fund may also fair value a security if the Fund or the Adviser believe that the market price is stale.  In addition, the Fund may use independent pricing services to assist in pricing portfolio securities.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to declare and pay income dividends at least on an annual basis.  The Fund intends to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis.  The Fund may make an additional distribution if necessary, to avoid income or excise taxes.  Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise.  Such election must be made in writing to the Fund.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

TAXES

Dividends, whether paid in cash or reinvested in additional shares, from the Fund’s net investment income, the excess of its net short-term capital gain over net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to its shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that the Fund’s dividends attributable to “qualified dividend income” (i.e., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid.  A portion of the Fund’s dividends—not exceeding the aggregate dividends it receives from domestic corporations only—also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt financing and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  There can be no assurance as to what portion, if any, of the Fund’s distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if the Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain and also will be subject to a 15% maximum federal tax rate for individual shareholders; capital gain distributions to corporate shareholders remain subject to federal income tax at a maximum rate of 35%.  The 15% maximum rate of federal income tax on individuals’ net capital gain, as well as the special rules relating to “qualified dividend income” described above, generally apply only through the last taxable year beginning before January 1, 2013.  The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that the Fund has held the securities that generated the gain and not the length of time you have held shares in the Fund.  Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by the Fund.

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Any dividends and other distributions the Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.  If you purchase shares of the Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

When a shareholder redeems shares of the Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares.  Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.  In addition, if Fund shares are bought within 30 days before or after selling other Fund shares at a loss, all or a portion of the loss will be deferred and will increase the basis of the newly purchased shares.

The Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify that the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Dividends and other distributions the Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting the Fund and its shareholders.  Potential investors in the Fund should see the SAI for further information regarding the tax effects of investing in the Fund and consult their tax advisers with specific reference to their own tax situation.

FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

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LKCM Funds

For more information
You may obtain the following and other information on the LKCM Funds free of charge:

Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide the Fund’s most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI) dated May 1, 2011
The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund’s policies and management.

To receive any of these documents or make inquiries to the Fund:

By Telephone:
1-800-688-LKCM

By Mail:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

From the Fund’s Website:
You can access the Fund’s SAI, Annual Report and Semi-Annual Reports on the Fund’s website at: http://www.lkcmfunds.com

On the Internet:
Text only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at: http://www.sec.gov

From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

publicinfo@sec.gov
1-202-551-8090

Investment Company Act File # 811-8352

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The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

P R O S P E C T U S
May 1, 2011

LKCM FUNDS

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102
1-800-688-LKCM

ADVISER CLASS

LKCM SMALL-MID CAP EQUITY FUND
(      )

This Prospectus contains information you should consider before you invest in the LKCM Funds.  Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

LKCM Small-Mid Cap Equity Fund
(Adviser Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.25%
(1)  Other Expenses are estimated for the current fiscal year.
      (2)  Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed towaive all or a portion of its management fee and/or reimburse the Fund through April 30, 2012 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.25%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $7 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.  These equity securities will include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

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Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

•
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, or geopolitical events, may negatively affect the stock market and cause a decline in the value of your investment in the Fund.

•	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
•
Recent Market Events – U.S. and international markets may continue to experience volatility, which could cause securities markets to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.

•
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  Equity securities held by the Fund may decline in value or not increase in value when the stock market in general is rising.

•
Stock Selection Risk – Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

•
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 2011
J. Luther King, Jr., CFA	Principal, President and Portfolio Manager	Since 2011
Jonathan B. Deweese, CFA	Analyst	Since 2011
Benjamin M. Cowan, CFA	Analyst	Since 2011

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $10,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

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Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Small-Mid Cap Equity Fund
The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $7 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as high profitability, strong balance sheets, competitive advantages, high and/or improving financial returns, free cash flow and reinvestment opportunities, and prominent market share positions.

The Fund has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.  The Fund’s investment objective is non-fundamental, which means that it may be changed by action of the Board of Trustees of the Trust without shareholder approval.

DISCUSSION OF INVESTMENT APPROACH

Luther King Capital Management Corporation (“Adviser”) follows an equity investment approach grounded in the fundamental analysis of individual companies and comprised of two distinct but complementary components.  First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria.  Companies meeting these criteria will typically exhibit a number of the following characteristics:

•           High profitability levels;
•           Strong balance sheet quality;
•           Competitive advantages;
•           Prominent market share positions;
•           Ability to generate excess cash flow after capital expenditures;
•           Management with a meaningful ownership stake in the company; and
•           Undervaluation based upon various quantitative criteria.

The Adviser may also invest in companies whose assets the Adviser has determined are undervalued in the marketplace.  These include companies with tangible assets as well as companies that own valuable intangible assets.  As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

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ADDITIONAL INFORMATION REGARDING THE  PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risks.  You should be aware that you may lose money by investing in the Fund and the Fund’s performance could trail that of other investment alternatives.  The principal risks of investing in the Fund are discussed below.

General Market Risk:
Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events.  These factors may negatively affect the markets and, thus, an investment in the Fund may decline.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.

Inflation Risk:
Stocks and bonds may fall in value due to higher actual or anticipated inflation.  Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

Recent Market Events:
In recent periods, U.S. and international markets have experienced dramatic volatility.  The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result, many of the Fund’s other risks may be increased.  The U.S. government has taken numerous steps to alleviate these market conditions.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Fund.

Stock Market Risk:
A fund that invests in equity securities are subject to stock market risks and significant fluctuations in value.   If the stock market declines in value, the Fund is likely to decline in value.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.  Risks of investing in equity securities also include that a company may not perform as anticipated due to a variety of factors such as poor management, weak demand for its products or less than anticipated earnings.

Stock Selection Risk:	Stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.

Small and Mid Cap Risk:
Small and mid capitalization companies may not have the size, resources and other assets of large capitalization companies.  These small and mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Portfolio Turnover Risk:
To the extent that the Fund’s strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission cost, which would reduce shareholder returns.  A high portfolio turnover rate may also expose shareholders to higher taxable distributions.

PORTFOLIO HOLDINGS INFORMATION

The Fund will make available its top ten and complete portfolio holdings on its website home page on a quarterly basis.  The top ten and complete portfolio holdings information will be available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter.  This information may be found on the Fund’s home page on its website.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.  The Statement of Additional Information is available by contacting the Fund at 1-800-688-LKCM or at www.lkcmfunds.com.

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MANAGEMENT

INVESTMENT ADVISER

Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Fund.  The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, trusts and high net-worth individuals.  As of [  ], the Adviser had approximately $[  ] billion in assets under management.

Under an Investment Advisory Agreement with the Fund, the Fund pays the Adviser an advisory fee calculated by multiplying a quarterly rate (equal on an annual basis to the percentages shown below under “Contractual Fee”) by the Fund’s average daily net assets during the quarter.  The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses through April 30, 2012 to the extent necessary to keep the total operating expenses from exceeding the respective caps also shown as a percentage of average daily net assets.

The advisory fees and expense caps for the current fiscal year are estimated as follows:

	Contractual Advisory Fee	Expense Cap
Small-Mid Cap Equity Fund*	0.75%	1.25%

* The Small-Mid Cap Equity Fund has not commenced operations prior to the date of this prospectus.

Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.

PORTFOLIO MANAGERS

J. Luther King, Jr., CFA, is a member of the investment team responsible for the LKCM Small-Mid Cap Equity Fund.  Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979.  Mr. King graduated with a Bachelor of Science and a Masters of Business Administration from Texas Christian University.

Steven R. Purvis, CFA, is the lead portfolio manager of the LKCM Small-Mid Cap Equity Fund and oversees the investment team responsible for the Fund.  Mr. Purvis has been a Vice President and Portfolio Manager of the Adviser since 1996 and Principal since 2004.  Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Masters of Business Administration from the University of Missouri – Kansas City.

Jonathan B. Deweese, CFA, is a member of the investment team responsible for the LKCM Small-Mid Cap Equity Fund.  Mr. Deweese has been an Analyst with the Adviser since 2003.  Mr. Deweese graduated with a Bachelor of Science from the University of Arkansas and a Masters of Business Administration from the University of Texas.

Benjamin M. Cowan, CFA, is a member of the investment team responsible for the LKCM Small-Mid Cap Equity Fund.  Mr. Cowan has been an Analyst with the Adviser since 2005.  Mr. Cowan graduated summa cum laude with a Bachelor of Business Administration in Finance and Accounting at Texas Christian University.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of shares of the Fund.

DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Fund’s shares.

DISTRIBUTION PLAN

The Fund has adopted an Adviser Class distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (“Rule 12b-1 Plan”) that allows the Fund to pay distribution and service fees for the sale and distribution of shares and for services provided to shareholders.  The Rule 12b-1 Plan authorizes the Fund to pay up to 1.00% of average daily net assets for distribution and other services.  Currently, the Board of Trustees has only authorized a fee of 0.25% of the average daily net asset value of the Fund’s shares.  The distribution plan allows the Fund to finance activities that promote the sale of the Fund’s shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature with Fund assets.  Because the fees are paid out of the Fund’s assets on an ongoing basis, the fees paid under the Rule 12b-1 Plan can increase the cost of your investment and could cost you more than paying other types of sales charges.

PURCHASE OF SHARES

You may purchase shares of the Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order.  The Fund determines NAV as of the close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

Adviser Class shares are sold through investment advisers, banks and other authorized representatives who have entered into an agreement with the Distributor.  Contact your financial adviser to buy Adviser Class shares of the Fund.

Through Your Financial Adviser.  You may invest in shares of the Fund by contacting your financial adviser.  Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

The Fund has authorized certain broker-dealers to receive on their behalf purchase and redemption orders of Fund shares.  These broker-dealers may designate intermediaries to receive Fund orders.  The Fund is deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee receives such orders.  All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee.

By Mail.  Your financial adviser may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($10,000 minimum initial investment) payable to LKCM Funds.  Your order will not be accepted until the completed Account Registration Form is received by the Fund or the Transfer Agent.

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By regular mail to:	By express, registered or certified mail to:
LKCM Funds – LKCM Small-Mid Cap Equity Fund – Adviser Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – LKCM Small-Mid Cap Equity Fund – Adviser Class c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent of the Fund.

Once the Fund receives and accepts the Account Registration Form in the mail, payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt.  If you purchase shares using a check and soon after make a redemption request, LKCM will honor the redemption request at the next determined NAV, but will not send you the proceeds until your purchase check has cleared (usually within 15 days).  The Fund will not accept payment in cash or money orders.  Cashier’s checks in amounts of less than $10,000 will not be accepted.  To prevent check fraud, the Fund will not accept third party checks, U. S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan or credit union.  If your bank does not honor your check, you could be liable for any loss sustained by the Fund, as well as a service charge imposed by the Transfer Agent in the amount of $25.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Registration Form as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Registration Form, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-688-LKCM if you need additional assistance when completing your Account Registration Form.

If the Fund does not have a reasonable basis for determining your identity, your account will be rejected or you will not be allowed to perform a transaction on the account until the necessary information to confirm your identity is received.  The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Wire.  Your financial adviser may purchase shares of the Fund by wiring federal funds ($10,000 minimum).  If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Registration Form.  You can mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed Account Registration Form, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  The wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day’s NAV.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to LKCM Funds
     LKCM Small-Mid Cap Equity Fund – Adviser Class
     [Shareholder account number]

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Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business.  The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

SUBSEQUENT INVESTMENTS

By Mail or Wire.  Your financial adviser may make additional investments at any time (minimum subsequent investment $1,000) by mailing a check payable to LKCM Funds to the address noted in the section entitled “Initial Investments  By Mail.”  Additional investments may also be made by wire.  Before sending your wire, please contact the Transfer Agent at 1-800-688-LKCM to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Instruct your bank to wire monies as outlined above.

By Telephone.  To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-800-688-LKCM to move money, in the amount of $1,000 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Shares of the Fund will be purchased in your account at the NAV next determined after your order is placed.

AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program (the “Program”) permits investors that own shares of the Fund with a value of $10,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into the Fund, on a monthly or quarterly basis.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the plan, please contact the Transfer Agent five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  To establish the Program, an investor must complete the appropriate sections of the Account Registration Form.  For additional information on the Program, please call 1-800-688-LKCM.

RETIREMENT PLANS

The Fund makes available Individual Retirement Accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bancorp Fund Services, LLC.  Detailed information on these plans is available by calling the Fund at 1-800-688-LKCM (option 1).  Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

The Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of the Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder.  Certificates for fractional shares will not be issued.

UNCLAIMED PROPERTY

              Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the "inactivity period" specified in your state’s abandoned property laws.

HOUSEHOLDING

In an effort to decrease costs, the Fund may reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at 1-800-688-LKCM to request individual copies of these documents.  Once the Fund receives notice to stop householding, it will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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MARKET TIMING POLICY

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible.  Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

The Fund is typically intended for long-term investing.  Market timing by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent market timing activities in the Fund.  To discourage market timing, the Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase (except on shares held in separate accounts of the Adviser).  In addition, the Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Fund believes have engaged in market timing practices and which may have an adverse impact on the Fund.  The Fund will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Fund, uses the exchange privilege excessively.

The Fund and/or the Adviser monitor for market timers and attempt to detect abusive trading practices.  The criteria and techniques may change from time to time as determined by the Fund or the Adviser.  The Transfer Agent will reject any purchase or exchange order, in whole or in part, including trading that the Fund or the Adviser believes may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Fund.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the efforts of the Fund or the Adviser will identify all trades or trading practices that may be considered abusive.  In addition, the ability of the Fund or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited.  However, the Fund and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into agreements with certain financial intermediaries that generally require them to provide the Fund with information concerning those individual shareholders involved in any such aggregated trades.  For those financial intermediaries with whom the Fund has not entered into such agreements, the Fund treats such intermediaries as individual shareholders for purposes of its market timing and redemption fee policies.  However, there can be no assurance that the Fund or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.

EXCHANGING SHARES

Exchanges of all or a portion of your investment from the Fund to another LKCM Fund may be made as long as the exchange is for the same class of shares of the other LKCM Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee (see the section entitled “Redemption of Shares – 30-Day Redemption Fee” for additional information).  The Transfer Agent charges a $5.00 fee for each exchange via telephone.  Call the Fund to learn more about exchanges.

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Please Note: The Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Fund’s performance and shareholders.  Therefore, the Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

REDEMPTION OF SHARES

Contact your financial adviser to redeem shares of the Fund.  You may redeem shares of the Fund by mail or, if authorized, by telephone or wire.  The Fund does not charge a fee for making redemptions, except with respect to wire redemptions or redemptions made within 30 days of purchase.

By Mail.  You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – LKCM Small-Mid Cap Equity Fund – Adviser Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – LKCM Small-Mid Cap Equity Fund – Adviser Class c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

After your request is in “good order” the Fund will redeem your shares at the next NAV.
To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

Signature Guarantees.  To protect your account, the Fund and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Fund to verify the identity of the person that has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests, and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days.  In addition to the situations described above, the Fund and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  Please contact the Fund at 1-800-688-LKCM (option 1) for further details.

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By Telephone.  If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling the Fund.  You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank.  You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account.  Other redemption fees may be applicable.  See the section titled “Other Redemption Information” below.  The Transfer Agent imposes a $15.00 fee for each wire redemption.  There is no charge for an electronic funds transfer, however the funds may not be available for 2-3 days.  The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Fund.  No telephone redemptions may be made within 15 days of any address change.

If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Fund at the address listed in the section entitled “Redemption of Shares  By Mail.”  The investor must sign such requests.  Further documents and signature verifications may be required.

The Fund reserves the right to refuse a wire or telephone redemption.  Procedures for redeeming shares by wire or telephone may be modified or terminated at any time.  The Fund and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine.  In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.  To the extent that the Fund fails to use reasonable procedures as a basis for their belief, the Fund may be liable for instructions that prove to be fraudulent or unauthorized.  Once a telephone transaction has been placed, it cannot be canceled or modified.

30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee.  This fee will be deducted from the proceeds of your redemption.  For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first.  Shares of the Fund held in accounts separately managed by the Adviser will not be subject to the redemption fee.  However, transactions in shares of the Fund by financial intermediaries with whom the Fund does not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.  Furthermore, the redemption fee will not apply to shares held in accounts of certain retirement plans, profit sharing plans or tax favored savings plans.

Other Redemption Information.  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.”  Redemption proceeds for shares of the Fund purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days.  Shareholders can avoid this delay by utilizing the wire purchase option.

Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000.  You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

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The Fund has reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of:  (i) $250,000 or (ii) 1% of the Fund’s NAV being redeemed.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.

TRANSFER OF REGISTRATION

The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701.  As in the case of redemptions, the written request with signature(s) guaranteed must be received in “good order.”

VALUATION OF SHARES

Calculation of Net Asset Value.  The net asset value (“NAV”) per share is computed by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund.  The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  NAV is not determined on days the NYSE is closed.  The NYSE is closed on weekends and most national holidays.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund.  The Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption.  In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

Fair Value Procedures for the Fund.  The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Fund’s NAV is calculated.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  Some of the events that may necessitate fair valuing a security include i) the security’s trading has been halted or suspended; ii) the security has been de-listed from an exchange; iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; iv) the security has not been traded for an extended period of time; v) the security’s primary pricing source is not able or willing to provide a price; and vi) trading of the security is subject to local government-imposed restrictions.

If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.  Because some foreign markets are open on days when the Fund does not price its shares, the value of the Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value.  The Fund may also fair value a security if the Fund or the Adviser believe that the market price is stale.  In addition, the Fund may use independent pricing services to assist in pricing portfolio securities.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to declare and pay income dividends at least on an annual basis.  The Fund intends to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis.  The Fund may make an additional distribution if necessary, to avoid income or excise taxes.  Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise.  Such election must be made in writing to the Fund.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

TAXES

Dividends, whether paid in cash or reinvested in additional shares, from the Fund’s net investment income, the excess of its net short-term capital gain over net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to its shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that the Fund’s dividends attributable to “qualified dividend income” (i.e., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid.  A portion of the Fund’s dividends—not exceeding the aggregate dividends it receives from domestic corporations only—also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt financing and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  There can be no assurance as to what portion, if any, of the Fund’s distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if the Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain and also will be subject to a 15% maximum federal tax rate for individual shareholders; capital gain distributions to corporate shareholders remain subject to federal income tax at a maximum rate of 35%.  The 15% maximum rate of federal income tax on individuals’ net capital gain, as well as the special rules relating to “qualified dividend income” described above, generally apply only through the last taxable year beginning before January 1, 2013.  The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that the Fund has held the securities that generated the gain and not the length of time you have held shares in the Fund.  Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by the Fund.

Any dividends and other distributions the Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.  If you purchase shares of the Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

When a shareholder redeems shares of the Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares.  Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.  In addition, if Fund shares are bought within 30 days before or after selling other Fund shares at a loss, all or a portion of the loss will be deferred and will increase the basis of the newly purchased shares.

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The Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify that the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Dividends and other distributions the Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting the Fund and its shareholders.  Potential investors in the Fund should see the SAI for further information regarding the tax effects of investing in the Fund and consult their tax advisers with specific reference to their own tax situation.

FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

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LKCM Funds

For more information
You may obtain the following and other information on the LKCM Funds free of charge:

Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide the Fund’s most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI) dated May 1, 2011
The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund’s policies and management.

To receive any of these documents or make inquiries to the Fund:

By Telephone:
1-800-688-LKCM

By Mail:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

From the Fund’s Website:
You can access the Fund’s SAI, Annual Report and Semi-Annual Reports on the Fund’s website at: http://www.lkcmfunds.com

On the Internet:
Text only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at: http://www.sec.gov

From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

publicinfo@sec.gov
1-202-551-8090

Investment Company Act File # 811-8352

Table of Contents - Adviser Class

LKCM FUNDS

LKCM SMALL-MID CAP EQUITY FUND
Adviser Class (     )
Institutional Class (     )

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of the LKCM Small-Mid Cap Equity Fund of LKCM Funds (the “Fund”) dated May 1, 2011, as such Prospectuses may be supplemented or revised from time to time.  A copy of the Prospectuses may be obtained without charge by calling the Fund at (800) 688-LKCM or by visiting www.lkcmfunds.com.

Once available, you may request a copy of the Annual Report without charge by calling the Fund at (800) 688-LKCM or by visiting www.lkcmfunds.com.

Table of Contents - Statement of Additional Information

In deciding whether to invest in the Fund, you should rely on information in this Statement of Additional Information and the Prospectuses.  The Fund has not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

Luther King Capital Management Corporation (“the Adviser”) serves as the investment adviser for the Fund.

FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

The LKCM Funds (the “Trust”) is an open-end, diversified, management investment company.  The Fund is a separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994.  The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series.  Currently, the Trust offers nine series, one of which is the Small-Mid Cap Equity Fund, described more fully herein.  The Fund offers two classes of shares—the Institutional Class and the Adviser Class.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series  (the proceeds of which would be invested in separate, independently managed funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.  All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series and would be subject to the liabilities related thereto.

The Trustees have authorized the division of shares of the Fund into different classes permitting shares of different classes to be distributed by different methods.  Although shareholders of different classes will have an interest in the Fund’s assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

When issued, the shares of the Fund are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable.  There are no conversion rights.  Each share of the Fund is entitled to participate equally in dividends and capital gains distributions and in the assets of the Fund in the event of liquidation.  The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so.  A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

The Fund is not required, and does not intend, to hold regular annual shareholder meetings.  The Fund may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies.  The Trust will assist in shareholder communication in such matters to the extent required by law.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), which details the attributes of the Institutional and Adviser Classes of the Fund.  Generally, Adviser Class shares are subject to a Rule 12b-1 fee as described in the Adviser Class prospectus.  Shares of the Institutional Class are not subject to a Rule 12b-1 fee at this time.  More information regarding Rule 12b-1 Plans can be found under the sub-heading “Distribution Plans.”

SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims.  The Declaration of Trust further provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations of the Trust.  The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

Table of Contents - Statement of Additional Information

INVESTMENT LIMITATIONS

THE FUND

In addition to the Fund’s investment objectives as set forth in the Prospectuses, the Fund is subject to the following restrictions, which are fundamental policies and may not be changed without the approval of a majority of a Fund’s outstanding voting securities.  As used herein, a “majority of a Fund’s outstanding voting securities” means the lesser of: (1) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

As a matter of fundamental policy, the Fund will not:

(1)	invest in physical commodities or contracts on physical commodities;

(2)
purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)
make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the SEC thereunder;

(4)	with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)
with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

(6)
borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings); and the Fund cannot buy additional securities if it borrows more than 5% of their total assets;

(7)
underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in the disposition of restricted securities);

(8)
acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(9)
issue senior securities, except that this limitation shall not apply to: (i) evidence of indebtedness which the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

Table of Contents - Statement of Additional Information

With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Fund’s assets will not require the sale of securities.

The Fund is also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees of the Trust (the “Board of Trustees”) without shareholder approval.  As a matter of non-fundamental policy, the Fund will not:

(1)
purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.  Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

(2)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(3)
invest more than an aggregate of 15% of the net assets of the Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options (“OTC Options”);

(4)
invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(5)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

(6)
 make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice; and

INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of the Fund are described in detail in the summary prospectuses under the caption “Principal Investment Strategies” and in the statutory prospectuses under the caption “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Fund.”  These sections provide a description of the securities in which the Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Fund.

Table of Contents - Statement of Additional Information

EQUITY RELATED SECURITIES

The equity securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

Common Stocks.  Common stocks represent the residual ownership interest in the issuer.  They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock.  Preferred stock offers a stated dividend rate payable from the corporation’s earnings.  These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.  Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Warrants and Rights.  Warrants are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Convertible Securities.  A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to nonconvertible debt securities.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

Securities Subject To Reorganization.  The Fund may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.  Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.  Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process.  Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses.  The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

Table of Contents - Statement of Additional Information

FOREIGN SECURITIES

The Fund may invest in securities of foreign issuers.  Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers.  Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold invested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.  The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund’s holdings and commitments against changes in the level of future currency rates.  Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Investing in emerging markets can have more risk than investing in developed foreign markets.  The risks of investing in these markets may be exacerbated relative to investments in foreign markets.  In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund and certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.  For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on your investment in the Fund.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies.  Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies.  There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.  In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.  Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  In addition, it is expected that the expenses for custodian arrangements of the Fund’s foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries.  Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Fund.  However, these foreign withholding taxes are not expected to have a significant impact on the Fund.

AMERICAN DEPOSITORY RECEIPTS (“ADRs”)

The Adviser does not consider ADRs to be part of foreign securities when calculating the Fund’s foreign securities limitations.  The Fund may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

Table of Contents - Statement of Additional Information

FIXED INCOME SECURITIES

The fixed income securities in which the Fund may invest includes U.S. Government securities and corporate debt securities.

Ratings.  As noted above, the Fund may invest in various fixed income securities, including fixed income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization (“NRSRO”), such as Standard & Poor’s (“S&P”) or Moody’s Investor Services Inc. (“Moody’s”), or, if unrated, are determined to be of equivalent quality by the Adviser.  Investment grade fixed income securities include:

•  U.S. government securities;

•      Bonds or bank obligations rated in one of the four highest categories (such as BBB or higher by S&P);

•  Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P);

•      Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P); and

•  Repurchase agreements involving investment grade fixed income securities.

Investment grade fixed income securities are generally believed to have a lower degree of credit risk.  However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities.  If a security’s rating falls below that required at the time of purchase, the Adviser will consider what action, if any, should be taken consistent with the Fund’s investment objective.  Additional information concerning securities ratings is contained in Appendix A to the SAI.

U.S. Government Securities.  U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, Fannie Mae (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks,  Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Sallie Mae and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  The Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

Securities issued by FNMA and FHLMC are supported only by the credit of the corporation.  On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition.  Under the conservatorship, the management of FNMA and FHLMC was replaced.  Additionally, the U.S. Treasury reported that FNMA and FHLMC were expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship.  First, the U.S. Treasury and FHFA established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury received senior preferred equity shares and warrants to ensure that FNMA and FHLMC maintain a positive net worth.  FNMA and FHLMC’s common and preferred shareholders bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase FNMA and FHLMC mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

Table of Contents - Statement of Additional Information

The Fund may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations.  These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped.  Such receipts evidence ownership of component parts of Treasury obligations (principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATs”), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

Corporate Debt Securities.  The Fund may invest in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments) as rated by a NRSRO.  However, the Fund may only invest up to 5% of its total assets in non-investment grade securities.  Such securities tend to be more sensitive to economic conditions than are higher-quality securities.  Accordingly, these securities are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories.

Even securities rated Baa or BBB by Moody’s and S&P, respectively, or equivalent ratings from another NRSRO which ratings are considered investment grade, possess some speculative characteristics.  There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk.  In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value.  Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Fund will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer.  In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations.  An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of securities will adversely affect the Fund’s net asset value.  In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Table of Contents - Statement of Additional Information

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities.  The relative lack of an active secondary market may have an adverse impact on market price and the Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio.  Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During such times, the responsibility of the Board of Trustees or the Adviser to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Lower Rated Fixed Income Securities.  The Fund may invest in lower rated fixed income securities (commonly known as “junk bonds”).  The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.  The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities.  In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities.  If the issuer defaults on its obligation, the value of the security would fall and the Fund’s income also would decline.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating.  Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.  In addition, the rating assigned to a security by Moody’s or S&P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed income securities, the values of lower rated securities go up and down in response to changes in interest rates.  A decrease in interest rates generally will result in an increase in the value of fixed income securities.  Conversely, during periods of rising interest rates, the value of the Fund’s fixed income securities generally will decline.  The values of lower rated securities often may be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries.  Negative publicity or investor perceptions also may adversely affect the values of lower rated securities.  Changes by recognized rating services in their ratings of any fixed income security and changes in the ability of an issuer to make payments of interest and principal also may affect the value of these investments.  Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value.

Issuers of lower rated securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.  The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees.  In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement.  The term of these agreements is usually from overnight to one week and never exceeds one year.  A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller.  The Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement.  If the seller defaults and the collateral value declines, the Fund might incur a loss.  If bankruptcy proceedings are commenced with respect to the seller, the Fund’s realization upon the collateral may be delayed or limited.

Table of Contents - Statement of Additional Information

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions.  In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement.  It may also be viewed as the borrowing of money by the Fund.  The Fund’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage.  The Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a “when-issued” basis.  In buying “when-issued” securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days.  No payment or delivery is made by the Fund in a “when-issued” transaction until the Fund receives payment or delivery from the other party to the transaction.  Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change.  As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.  When the Fund purchases securities on a when-issued basis, it will maintain with its custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made.  The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions.  When-issued securities may decline or increase in value during the period from the Fund’s investment commitment to the settlement of the purchase.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings (“IPOs”) if the market capitalization of the issuer exceeds a minimum threshold determined by the Adviser from time to time, and the Adviser otherwise determines participation to be appropriate.  By definition, IPOs have not traded publicly until the time of their offerings.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility.  Many IPOs are issued by undercapitalized companies of small or microcap size.  Investments in IPOs may have a magnified performance impact relative to other investments.

Pursuant to the Adviser’s Allocation and Aggregation Policy, the Fund will be eligible to participate on a rotating basis in any applicable IPOs that may come available to eligible clients of the Adviser.

DERIVATIVE INSTRUMENTS

In pursuing their respective investment objectives, the Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

Options.  An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option.  A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument.  Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

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There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option.  If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.  Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

The Fund is authorized to purchase and sell over-the-counter options (“OTC Options”) in addition to exchange listed options.  OTC Options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty.  In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties.  The Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.  The Fund expects generally to enter into OTC Options that have cash settlement provisions, although they are not required to do so.

There is no central clearing or guaranty function in an OTC Option.  As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.  Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied.  The Fund will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of “A-1” from S&P’s or “P-1” from Moody’s or an equivalent rating from any other NRSRO.

Options On Foreign Currencies.  The Fund may purchase and write options on foreign currencies for hedging purposes.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where the Adviser perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated which would increase the dollar cost of these securities to the Fund, the Fund may purchase call options on the currency involved.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

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Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction.  If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium.  Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Fund may write covered call options on foreign currencies.  A call option written on a foreign currency by the Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund’s custodian) upon conversion or exchange of other foreign currency held in its portfolio.  A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

The Fund also may write call options on foreign currencies for cross-hedging purposes.  A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate.  In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Futures Contracts.  The Fund may enter into futures contracts.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price.  Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges.  U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”).  The Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“Commodity Act”) and, therefore, the Fund is not subject to registration or regulation as a pool operator under the Commodity Act.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  Brokerage commissions are incurred when a futures contract is bought or sold.  Futures contracts on indices are settled in cash.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date.  Initial margin requirements are established by the futures exchange and may be changed.  Brokers may establish deposit requirements that are higher than the exchange minimums.

After a futures contract position is opened, the value of the contract is marked-to-market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.

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The Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  As evidence of this hedging intent, the Fund expects that approximately 75% of the futures contracts purchased will be “completed;” that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by the Fund upon sale of open futures contracts.  Futures contracts are not typically completed when the Adviser and/or TT International, as applicable, decides that the hedge is no longer necessary or appropriate and closes out the position before completion.  Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund.  Although techniques other than the sale and purchase of futures contracts could be used to control the Fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure.  While the Fund will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

Forward Foreign Currency Exchange Contracts.  A forward foreign currency exchange contract (“Forward Contract”) is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers.  The Fund may use Forward Contracts to manage currency risks or to facilitate transactions in foreign securities.  The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Fund may use.

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date (“transaction hedge” or “settlement hedge”).

The Fund may also use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio managers anticipate a period of relative strength of the U.S. dollar against such foreign currency.  For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value (“position hedge”).  A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling (“proxy hedge”).  A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into   U. S. dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

If required by SEC guidelines, the Fund will segregate or designate liquid assets having a value equal to the aggregate amount of the Fund’s commitments under Forward Contracts entered into with respect to position hedges and proxy hedges.  If the value of the segregated or designated assets declines, additional cash or liquid assets will be segregated or designated so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.  With respect to Forward Contracts entered into by the Fund on a cash-settled or net basis, applicable SEC guidelines provide that the amount of such segregated or designated liquid assets may be limited to the amount by which such Forward Contract is out-of-the-money, marked-to-market daily.  Alternatively, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Risk Factors In Futures Transactions.  Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively hedge.  The Fund will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

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The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the Fund.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Use of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged.  It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract or option on a future contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks Of Options On Futures, Forward Contracts, And Options On Foreign Currencies.  Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market.  In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available.  For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.  When the Fund enters into a forward currency contract or purchases an over-the-counter option, it relies on its counterparty to perform.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges.  Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities.  The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, or where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges.  As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.  In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default.  The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events.  In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market.  For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

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Combined Transactions.  The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser it is in the best interest of the Fund to do so.  A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

Asset Coverage For Futures And Options Positions.  The Fund will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will segregate appropriate liquid assets in the amount prescribed.  Segregated securities cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets.  Consequently, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

Illiquid Investments.  Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser and the Fund’s administrator, the Board monitors investments in illiquid securities.  In determining the liquidity of the Fund’s investments, the Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades.  Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain over-the-counter options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act).  With respect to OTC options that the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration.  The Fund will treat as illiquid an amount of assets used to cover written OTC options, equal to the formula price at which the Fund would have the absolute right to purchase the option less the amount by which the option is “in-the-money.”  The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.  When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.  Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.  If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take appropriate steps to protect liquidity.

Restricted Securities.  Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering.  Where registration is required, the Fund(s) may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time the Fund(s) may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

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Private Placement Offerings.  The Fund may invest in private placement offerings.  Investments in private placement offerings are made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act, and resold to qualified institutional buyers under the Securities Act (“Section 4(2) securities”).  Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Fund that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES

The Fund may invest in other investment companies to the extent permitted by the 1940 Act.  In addition to the advisory fees and other expenses the Fund bears directly in connection with their own operations, as shareholders of another investment company, the Fund would bear their pro rata portion of the other investment company’s advisory fees and other expenses.  As such, the Fund’s shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING

The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions.  Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income.  Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing.  In addition, they will only be made if, in the Adviser’s judgment, the consideration to be earned from such loans would justify the risk.  Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceed one-third of the value of its total assets.

It is the Adviser’s understanding that the current view of the staff of the SEC is that the Fund may engage in loan transactions only under the following conditions:  (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

TEMPORARY INVESTMENTS

The temporary investments that the Fund may make include:

(1)  Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  Time deposits maturing in more than seven days will not be purchased by the Fund.  Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.  Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Fund may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars).  Euro and Yankee dollar investments will involve the same risks of investing in international securities that are discussed under “Investment Objective and Policies-Foreign Securities.”  Although the Adviser carefully considers these factors when making investments, the Fund does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

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The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

(2)  Commercial paper which at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3)  Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

(4)  U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury.  These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue; and

(5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies.  These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and repurchase agreements collateralized by those securities listed above.

TRUSTEES AND OFFICERS OF THE LKCM FUNDS

The Board of Trustees

           The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust, the Fund, and the other series of the Trust (collectively, the “Funds”), which includes the general oversight and review of the investment activities of the Funds, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including LKCM, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including LKCM personnel and the Trust’s Chief Compliance Officer.  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Risk Oversight

                   Consistent with its responsibility for oversight of the Trust and its Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  LKCM, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

            In general, the Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds.  In addition, under the general oversight of the Board, LKCM, TT International (the subadviser to another series of the Trust), and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, LKCM as manager of the Funds oversees and regularly monitors the investments, operations and compliance of TT International.

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The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  The Funds’ Chief Compliance Officer (“CCO”) and senior officers of LKCM regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from LKCM with respect to the Funds’ investments.  In addition to regular reports from LKCM, the Board also receives reports regarding other service providers to the Trust, either directly or through LKCM or the Funds’ CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from LKCM and TT International in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with LKCM and TT International and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser, its affiliates or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

The CCO also reports regularly to the Audit and Compliance Committee on Fund valuation matters.  In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board.  H. Kirk Downey, an Independent Trustee, serves as Chairman of the Board.  Mr. Downey’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds.  As Chairman, Mr. Downey performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit and Compliance Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  For example, the Audit and Compliance Committee is responsible for specific matters related to oversight of the Fund’s independent auditors, subject to approval of the Audit and Compliance Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its independent Chairman and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

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The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information.

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
H. Kirk Downey 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 68	Chairman of the Board of Trustees Trustee	Since 2005 Since 1994	President and CEO, Texas Systems, LLC and CEO, Texaslearningsystems LLC since 1999; Dean, M.J. Neeley School of Business, Texas Christian University Business School from 1987 to 1999.	9	Non-Executive Chairman of the Board of AZZ Incorporated, a manufacturing company.
Earle A. Shields, Jr. 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 90	Trustee	Since 1994	Consultant; formerly Consultant for NASDAQ Corp. and Vice President, Merrill Lynch & Co., Inc.	9
Priests Pension Fund of the Catholic Diocese of Fort Worth, Lay Workers Pension Fund of the Catholic Diocese of Fort Worth, St. Joseph Health Care Trust, Catholic Schools Trust and Catholic Foundation of North Texas

Richard J. Howell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 68	Trustee Chairman of the Audit and Compliance Committee	Since 2005 Since 2008	CPA; Adjunct Faculty at SMU Cox School of Business from 2004 to 2009; Consulting Services, since 2002; Audit Partner, Arthur Andersen LLP from 1974 to 2002.	9	Red Robin Gourmet Burgers, Inc.
(1) Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

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Interested Trustee
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
J. Luther King, Jr. (2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 71	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	9
Employee Retirement Systems of Texas, 4K Land & Cattle Company (ranching), Hunt Forest Products (lumber), Southwestern Exposition Livestock (livestock), Southwest JLK Corporation (management company), Texas Christian University, Texas Southwestern Cattleraisers Foundation (livestock), and Tyler Technologies (information management company for government agencies).

(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

(2)    Mr. King is an “interested person” of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

H. Kirk Downey:  Mr. Downey has extensive organizational and business experience as president and chief executive officer of a private company, service as the dean of a business school, service as the non-executive chairman of the board of a corporation, and multiple years of service as a Trustee.

Earle A. Shields, Jr.:  Mr. Shields has extensive experience in the investment management industry as a consultant for a financial services industry corporation, service as vice president for a global financial services firm, service as a member to numerous charitable boards, and multiple years of service as a Trustee.

Richard J. Howell:  Mr. Howell has extensive audit and business experience as a certified public accountant, service as a partner in a global accounting firm, service as a faculty member at a public university’s business school, service as a director of a corporation and multiple years of service as a Trustee.

J. Luther King, Jr.:  Mr. King has extensive experience in the investment management industry as chairman, president and director of an investment management firm, service on the board of numerous corporations and foundations, and multiple years of service as a Trustee.

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The table below sets forth the compensation paid by the Trust to each of the Trustees of the Trust during the fiscal year ended December 31, 2010:

COMPENSATION TABLE

Name of Person	Aggregate Compensation from Funds*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from all Funds in the Trust Complex**
Interested Trustee
J. Luther King, Jr.	$0	$0	$0	$ 0

Disinterested Trustees
H. Kirk Downey	$[ ]	$[ ]	$[ ]	$[ ]
Richard J. Howell	$[ ]	$[ ]	$[ ]	$[ ]
Earle A. Shields, Jr.	$[ ]	$[ ]	$[ ]	$[ ]
*      The Small-Mid Cap Equity Fund had not commenced operations prior to the date of this SAI.
**    There are currently nine Funds comprising the Trust, eight of which are offered in separate Prospectuses and SAIs.

Trustees other than Mr. King receive an annual retainer of $28,000, with the chairman receiving an additional $6,000 retainer, plus a meeting fee of $3,000 for each Board meeting attended in person and $1,000 for each telephonic meeting, and are reimbursed for their reasonable out-of-pocket expenses incurred in attending Board meetings.  Trustees other than Mr. King may also receive a meeting fee for each Board committee meeting attended in person or by telephone if so determined by the chairman of the applicable Board committee.

Board Ownership in the Fund

As of March 31, 2011, the officers and Trustees of the Trust, as a group, did not own shares of the Fund since the Fund had not commenced operations prior to the date of this SAI.

Board Committees

The Trust has an Audit and Compliance Committee, consisting of Messrs. Downey, Howell and Shields.  The members of the Audit and Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Audit and Compliance Committee are to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; oversight of the Trust’s compliance with legal and regulatory requirements, internal control over financial reporting and independent audits; and addressing any other matters regarding audits and compliance matters.  The Audit and Compliance Committee met five times during the most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Downey, Howell and Shields.  The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust.  The Nominating Committee will review shareholders’ nominations to fill vacancies on the Board.  Shareholders can submit recommendations in writing addressed to the attention of the chair of the Committee, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102.  A shareholder’s recommendation must include the following information about the nominee: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee met two times during the most recent fiscal year.

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The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Downey, Howell and Shields.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
J. Luther King, Jr. (2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 71	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	9
Employee Retirement Systems of Texas, 4K Land & Cattle Company (ranching), Hunt Forest Products (lumber), Southwestern Exposition Livestock (livestock), Southwest JLK Corporation (management company), Texas Christian University, Texas Southwestern Cattleraisers Foundation (livestock), and Tyler Technologies (information management company for government agencies).

Paul W. Greenwell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 61	Vice President	Since 1996	Principal, Luther King Capital Management since 1986, Vice President and Portfolio Manager, Luther King Capital Management since 1983.	N/A	N/A
Richard Lenart 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 44	Secretary and Treasurer	Since 2006	Luther King Capital Management since 2005; Vice President, Aquinas Funds from 2001 to 2005.	N/A	N/A

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Steven R. Purvis 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Age: 46	Vice President	Since 2000	Principal, Luther King Capital Management since 2003, Vice President and Portfolio Manager, Luther King Capital Management since 1996.	N/A	N/A
Jacob D. Smith 301 Commerce Street Suite 1600 Fort Worth, TX 76102 Age: 37	Chief Financial Officer Chief Compliance Officer	Since 2010 Since 2006
Chief Financial Officer since 2010, General Counsel and Chief Compliance Officer, Luther King Capital Management since 2006, Enforcement Attorney, U.S. Securities and Exchange Commission  from 2005 to 2006.

				N/A	N/A

(1)	Each officer holds office for a one-year term, and then may be re-elected by the Board of Trustees annually.
(2)    Mr. King is an “interested person” of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A person who controls the Fund may be able to determine the outcome of any matter submitted to a vote of shareholders.  Information regarding principal shareholders and control persons of the Fund is not provided because the Fund was not offered for sale until the date of this SAI.

PROXY VOTING PROCEDURES

The Fund has delegated its authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees.  The Adviser’s proxy voting policies are summarized below.

GENERAL

The Chief Compliance Officer is responsible for monitoring the proxy voting process, including engaging and overseeing any third-party vendor retained to review, monitor, or vote proxies.

The Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”) as its voting delegate to:

(1)	research and make voting determinations in accordance with the policies and procedures described herein;
(2)	vote and submit proxies in a timely manner;
(3)	handle other administrative functions of proxy voting;

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(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
(5)	maintain records of votes cast; and
(6)	provide recommendations with respect to proxy voting matters in general.

        The Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Voting Guidelines in effect at the time of voting (as applicable, the “ISS Voting Guidelines”).  The Adviser will periodically review the ISS Voting Guidelines, including any significant changes or updates thereto.  In connection with such reviews, the Adviser may determine that it is not in the best interest of the Fund to vote proxies in accordance with the ISS Voting Guidelines on certain matters.  In such event, the Adviser will follow the procedures below in connection with voting any such proxies contrary to the ISS Voting Guidelines.

In the event the ISS Voting Guidelines do not address how a proxy should be voted, the Adviser will vote the proxy in accordance with ISS recommendations.  If ISS refrains from making any such recommendations, the Adviser will vote the proxy consistent with the Fund’s best interest.  Prior to voting any proxies in the absence of ISS recommendations, however, the Chief Compliance Officer will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Chief Compliance Officer determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

There may be circumstances under which the Adviser believes that it is in the best interest of the Fund to vote proxies in a manner inconsistent with the ISS Voting Guidelines or ISS recommendations.  Prior to voting any proxies inconsistent with the ISS Voting Guidelines or ISS recommendations, however, the Chief Compliance Officer will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Chief Compliance Officer determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

The Adviser maintains records relating to the implementation of its proxy voting policies and procedures, including, but not limited to, (i) records of each vote cast, which ISS maintains on the Adviser’s behalf, and (ii) documents considered or prepared by the Adviser that are material in making a decision to vote proxies on behalf of a client or that memorializes the basis for that decision.

CONFLICTS OF INTEREST

The Adviser has reviewed ISS’ conflict of interest policy and code of ethics, which address conflicts of interest that could arise in connection with proxy advisory services provided by ISS or its affiliates.  The Adviser believes that ISS’ conflict of interest policy and code of ethics contain policies and procedures that are reasonably designed to minimize any such potential conflicts of interest.

In the event that the Adviser or the Chief Compliance Officer determines that voting a proxy may present a material conflict of interest between the Adviser and the Fund, the Adviser will (1) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the ISS Voting Guidelines or ISS recommendations, as applicable, (2) disclose such conflict of interest to the Board of Trustees and obtain written direction from the Board as to how to vote the proxy, (3) suggest that the Board engage another party to determine how to vote the proxy, or (4) engage another independent third party to determine how to vote the proxy.

Notwithstanding the foregoing, the Adviser must vote proxies in the best interest of the Fund when material conflicts of interest may exist with respect thereto.  The Adviser believes that these policies and procedures are reasonably designed to address material conflicts of interest that may arise between the Adviser and the Fund as to the manner in which proxies are voted.

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MORE INFORMATION

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 688-LKCM or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures are currently available by calling (800) 688-LKCM and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The investment adviser of the Fund is Luther King Capital Management Corporation (the “Adviser”).  The Adviser is controlled by J. Luther King, Jr.  Mr. King is a member of the Board of Trustees and President, Chief Executive Officer and Portfolio Manager of the Trust.  Under an Investment Advisory Agreement (the “Agreement”) with the Fund, the Adviser manages the investment and reinvestment of the Fund’s assets, subject to the control and supervision of the Board of Trustees.  The Adviser is responsible for making investment decisions for the Fund and for placing the Fund’s purchase and sale orders.  Under the Agreement, the Fund pays the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter.  However, the Adviser has contractually agreed to waive its advisory fees and reimburse expenses to the extent necessary to keep the total operating expenses of the Fund from exceeding the respective cap as shown in the following table.

The advisory fee and expense cap for the current fiscal year is as follows:

	Advisory Fee	Cap on Total Annual Operating Expenses
Small-Mid Cap Equity Fund - Institutional Class	0.75%	1.00%
Small-Mid Cap Equity Fund - Adviser Class	0.75%	1.25%

No advisory fees paid by the Fund are presented, as the Fund had not commenced investment operations prior to the date of this SAI.

PORTFOLIO MANAGERS OF THE FUND

The portfolio managers listed below have responsibility for the day-to-day management of the Fund.  The information listed below is as of December 31, 2010.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
J. Luther King, Jr.	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]
Steven R. Purvis	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]
Jonathan B. Deweese	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]
Benjamin M. Cowan	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]	[ ] [ ]

Conflicts of Interest

The portfolio managers are responsible for managing the Fund and other separately managed accounts, including accounts for investment companies, employee benefit plans, pension plans, endowments, foundations, trusts, and high net worth individuals, and with respect to Mr. King, certain private pooled investment vehicles.  When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of conflicts of interest that may arise are discussed below.  The Adviser believes that it has established policies and procedures that are reasonably designed to mitigate these potential conflicts of interest.

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•
The portfolio managers are responsible for managing other accounts that may have investment objectives, strategies, and risk profiles that differ from those of the Fund.  The portfolio managers make investment decisions for each account based on its investment objectives and guidelines, policies, practices and other relevant considerations.  Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or the Fund.  The portfolio managers may also make investment decisions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions.

•
The portfolio managers may purchase or sell for their own accounts securities that are purchased or sold on behalf of the Fund.  The portfolio managers also may have a beneficial interest in accounts managed by the Adviser, other than the Fund.  The Adviser has implemented a code of ethics and other policies and procedures in an effort to mitigate these potential conflicts of interest.

•
The portfolio managers could favor one account over another in allocating new investment opportunities of a limited nature, such as initial public offerings and private placements.  The Adviser has implemented policies and procedures, including a rotational system for allocating initial public offerings, in an effort to ensure that investment opportunities of a limited nature are allocated fairly and equitably among eligible accounts.

•
The portfolio managers could favor one account over another in the order in which trades for accounts are placed.  If the portfolio managers determine to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The Adviser has implemented trade allocation and aggregation policies and procedures in an effort to mitigate this potential conflict of interest.

Compensation

        As an independent firm, the Adviser has full control over its compensation structure.  The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.  Each member of the professional staff is provided a salary.  They also are eligible to participate in the Adviser’s profit sharing plan.  The majority of compensation is derived from bonuses, which are discretionary and based on individual merit as well as success of the Adviser in any given year.  Criteria for individual bonuses include, among other factors, stock selection, relationship building, investment performance, client service, and portfolio management.  There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual.  Compensation is not based directly on the performance of the Fund or the net asset levels of the Fund.

Ownership of Securities

None of the portfolio managers beneficially own shares of the Fund, since the Fund’s shares were not offered for sale prior to the date of this SAI.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

THE ADVISER

The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts in seeking best execution with respect to all securities transactions for the Fund.  In selecting brokers or dealers for securities transactions for the Fund, the Adviser may consider, among other things:  the quality of executions and liquidity provided by the broker; the ability of the broker to maintain confidentiality of client orders and order flow; the ability of the broker to minimize market impact for client transactions; the commission rates charged by the broker in comparison to the charges of other brokers for similar transactions; research and investment capabilities provided by the broker; the broker’s ability to obtain timely, accurate, and cost-effective executions; the ability of the broker to accurately communicate the nature of the market for a particular security; the broker’s execution policies and commitment to providing best execution; the size and volume of the broker’s order flow; and the efficiency and accuracy of the broker’s operations area with regard to settlement procedures.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Fund to pay higher commission rates than the lowest available when the Adviser believes in good faith that the commissions paid are reasonable in light of the value of the brokerage or research services provided by the broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it has investment discretion.  These services, which in some cases may also be purchased for cash, include general economic and security market analyses and reports, industry and company analyses and reports, and other third party and proprietary analyses and reports concerning securities and recommendations as to the purchase and sale of securities.  The Adviser may use some of these research services in providing investment advisory services to all of its clients, and not all of these research services may be used by the Adviser in providing investment advisory services to the Fund.

It is not the Adviser’s practice to allocate brokerage or principal business on the basis of sales of shares of Fund that may be made through intermediary brokers or dealers.  However, the Adviser may place orders with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of shares of the Fund for their clients.  The Adviser does not have an affiliated broker, therefore it has not performed any affiliated brokerage transactions.

No brokerage commission information is provided for the Fund as the Fund had not commenced operations prior to the date of this SAI.

  Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser.  If purchases or sales of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by the Adviser are considered at or about the same time, transactions in such securities may be allocated among the Fund and clients in accordance with the Adviser’s Allocation and Aggregation Policy or in any other manner deemed fair and reasonable by the Adviser.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

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No portfolio turnover information is provided for the Fund as the Fund had not commenced operations prior to the date of this SAI.

CUSTODIAN

As custodian of the Fund’s assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

ADMINISTRATOR

Pursuant to a Fund Administration Agreement, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides the Fund with administrative services.  The services under this Agreement are subject to the supervision of the Board of Trustees and officers of the Trust, and include day-to-day administration of matters necessary to the Fund’s operations, maintenance of their records, preparation of reports, compliance testing of the Fund’s activities, and preparation of periodic updates of the registration statement under federal and state laws.  For administration services, USBFS receives from the Fund a fee, calculated daily and paid monthly.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

No administration fee information is provided for the Fund as the Fund had not commenced operations prior to the date of this SAI.

USBFS also acts as Transfer Agent, Dividend-Disbursing Agent, and Fund Accountant for the Fund.

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Fund’s shares.  The Distributor uses its best efforts to distribute the Fund’s shares, which shares are offered for sale by the Fund continuously at net asset value per share without the imposition of a sales charge.  The Fund pays that portion of the compensation owed to the Distributor that is permitted under Rule 12b-1 of the 1940 Act and the Adviser Class Plan (as defined below), and the Adviser pays the remaining portion of any such compensation.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

DISTRIBUTION PLANS

With respect to the Institutional Class of the Fund, the Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Institutional Class Plan”).  Pursuant to this Institutional Class Plan, the Fund can pay up to an aggregate maximum of 0.75% per annum of the Fund’s average daily net assets for actual expenses incurred in the distribution and promotion of the shares of the Fund, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses, or for providing ongoing services to shareholders.  Although approved, the Board of Trustees has not authorized payments under the Institutional Class Plan.

              With respect to the Adviser Class of the Fund, the Board of Trustees has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Adviser Class Plan”).  Pursuant to the Adviser Class Plan, the Fund may pay up to an aggregate maximum of 1.00% per annum of the Fund’s average daily net assets for actual expenses incurred in the distribution and promotion of the shares of the Fund, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses, or for providing ongoing services to shareholders.  The Board currently has authorized payments under the Adviser Class Plan at an annual rate of 0.25% of the average daily net assets of the Fund subject to the Adviser Class Plan.

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Administration of each Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan, and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

INTERESTS OF CERTAIN PERSONS

With the exception of the Adviser, no “interested person” of the Fund, as defined in the 1940 Act, and no Trustee of the Trust who is not an “interested person”, has or had a direct or indirect financial interest in the Institutional Class Plan or Adviser Class Plan or any related agreement.

CODE OF ETHICS

The Trust and the Adviser have each adopted a written Code of Ethics.  These Codes of Ethics govern the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Fund.  The Codes permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund, subject to certain conditions.  The Codes include reporting and other obligations to monitor personal transactions and confirm that such transactions do not disadvantage the Fund.

PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

Purchasing Shares with Liquid Securities.  Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by fair valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market.  These transactions will be effected only if the Adviser intends to retain the security in the Fund as an investment.  Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase.

Automatic Investment Program.  The Automatic Investment Program permits investors who own shares of the Fund with a value of $10,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  Provided the investor’s financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor’s checking or savings account.  The financial institution must be a member of the Automatic Clearing House network.  There is no charge for this service.  A $25 fee will be charged if the investor’s bank rejects the scheduled transaction.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

The Automatic Investment Program is one means by which an investor may use “dollar cost averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals.  This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices.  In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or market trends.  In addition, while investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

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To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form.  Please call the Trust at 800-688-LKCM if you have questions.  An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction.  The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

PRICING OF SHARES

Shares of the Fund are sold and redeemed on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund.  The Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of normal trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.  Nasdaq Global Market securities are valued at the NASDAQ Official Closing Price (the “NOCP”).  Price information on listed securities is taken from the exchange where the security is primarily traded.  Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets.

Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued.  Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using net foreign exchange quotations received from independent dealers at the time of valuation.

        Fixed income securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of broker quotes or matrix evaluations provided by an independent pricing service.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value.  In the event that amortized cost does not reflect fair value, market prices as determined above will be used.

   Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees.  The Board of Trustees has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser.  The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Fund may also use independent pricing services to assist in pricing portfolio securities.

An example of how the Fund calculated its total offering price per share is not provided since the Fund had not commenced operations prior to the date of this SAI.

PORTFOLIO HOLDINGS INFORMATION

It is the policy of LKCM Funds to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Fund.  No information concerning the portfolio holdings of the Fund may be disclosed to any person except as provided below.

The Adviser and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Fund also makes available on the Fund’s website a complete schedule of its portfolio holdings no sooner than 30 days following the end of each calendar quarter.  Information contained within Fund Fact Sheets (Top Ten Holdings; Sector Weightings; Turnover Rate; Composition; and Performance) is made publicly available on the website upon completion by Quasar Distributors, LLC, the Fund’s distributor (generally within 10-15 days after the close of the calendar quarter).  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the end of the most recent calendar quarter, no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

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In addition, the Fund’s service providers, including the administrator, custodian, legal counsel, proxy voting administrator, and auditors, may receive portfolio holdings information in connection with their services to the Fund.  The Fund’s service providers have a duty to keep nonpublic information about the Fund confidential based on existing laws and due to the nature of their roles with the Fund.  An officer of the Adviser or the Chief Compliance Officer of the Fund may distribute (or authorize the Fund’s administrator to distribute) portfolio holdings to rating and ranking agencies for a legitimate business purpose on a quarterly basis.  This information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Fund as consideration for such disclosure.  The Fund’s Chief Compliance Officer may waive certain of the requirements of this policy.  The Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Fund’s policy.  Notwithstanding these policies, the Fund may disclose portfolio holdings information to the extent required by applicable law.

The Fund’s Chief Compliance Officer will report any violations of these policies to the Board of Trustees on a quarterly basis.  In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

If the disclosure of portfolio holdings presents a conflict of interest between the shareholders and the Adviser, the Fund’s principal distributor or any of their respective affiliates, then such conflict will be reported to the Board for its consideration prior to the dissemination of portfolio holdings information.

EXCHANGES

Shareholders of the Fund may exchange shares of the Fund for shares of another series of LKCM Funds.  However, shareholders of the Adviser Class of the Fund may only exchange shares between Adviser Class Funds.

REDEMPTIONS IN KIND

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund at the beginning of such period.  Such commitment is irrevocable without the prior approval of the SEC.  Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund.  If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash.  Securities used to make such “in-kind” redemptions will be readily marketable.  The method of valuing such securities will be the same as the method of valuing Fund securities described under “Pricing of Shares,” and such valuation will be made as of the same time the redemption price is determined.

TAXATION

TAXATION OF THE FUND

The following discussion of certain federal income tax matters concerning the Fund and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances.  This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively.  You should consult your own tax advisers with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

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The Fund intends to continue to qualify annually for treatment as a “regulated investment company” under Subchapter M of the Code (“RIC”) and, if so qualified, will not be liable for federal income tax to the extent it distributes net earnings and realized net gains to its shareholders on a timely basis.  If the Fund fails to qualify for treatment as a RIC, it would be treated as a regular corporation for federal tax purposes.  In that case, it would be subject to federal income tax, and any distributions that it made to its shareholders would be taxable as ordinary income (with no part treated as a capital gain distribution), except for the part of those dividends that is “qualified dividend income” (described in the Prospectuses), which is subject to a maximum federal income tax rate of 15%, to the extent of its earnings and profits and would not be deductible by it.  This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in those securities through the Fund.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year ending on October 31 (or December 31, if that Fund so elects) of that year, plus certain other amounts.

Hedging strategies, such as entering into Forward Contracts and writing (selling) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith.  Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and Forward Contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement to qualify as a RIC.

Certain futures, foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which the Fund may invest may be subject to section 1256 of the Code (“section 1256 contracts”).  Any section 1256 contracts the Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purpose of the Excise Tax.  These rules may operate to increase the amount that the Fund must distribute to satisfy the distribution requirement applicable to RICs (“Distribution Requirement”) (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) the Fund recognizes, without in either case increasing the cash available to the Fund.  The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If the Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or Forward Contract the Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction by the Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

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With respect to “market discount bonds” (i.e., bonds purchased by the Fund at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds.  Because the Fund annually must distribute substantially all of its investment company taxable income, including any OID or market discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from the Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary.  The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Investments in Foreign Securities.  Dividends and interest the Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:

(1)	at least 75% of its gross income for the taxable year is passive or
(2)	an average of at least 50% of its assets produce, or are held for the production of, passive income.

        Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders.  The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on “qualified dividend income” mentioned above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to its shareholders -- even if the QEF did not distribute those earnings and gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election.  The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time the Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of investment company taxable income available to the Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

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To the extent the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[    ] serves as the Fund’s independent registered public accounting firm, whose services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

As the Fund did not commence operations prior to the date of this SAI, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc. Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:  judged to be of the highest quality, with minimal credit risk.  Aa: judged to be of high quality and are subject to very low credit risk.  A: considered upper-medium grade and are subject to low credit risk.  Baa: subject to moderate credit risk and considered medium-grade (i.e., may possess certain speculative characteristics).  Ba:  judged to have speculative elements and are subject to substantial credit risk.  B: considered speculative and are subject to high credit risk.  Caa:  judged to be of poor standing and are subject to very high credit risk.  Ca:  highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.  C: the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Excerpts from Standard & Poor’s Corporation Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on the following considerations: Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.  Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.

AAA: highest rating assigned by Standard & Poor’s; the obligor’s capacity to meet its financial commitment on the obligation is extremely strong.  AA: differs from the highest-rated obligations only to a small degree; the obligor’s capacity to meet its financial commitment on the obligation is very strong.  A: somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; however, the obligor’s capacity to meet its financial commitment on the obligation is still strong.  BBB: exhibits adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C:  Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.  BB: less vulnerable to nonpayment than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  B: more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.  CCC: currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.  CC: currently highly vulnerable to nonpayment.  C: currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.  D: payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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Plus(+) or Minus(-):  The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Excerpts from Fitch Ratings Corporate Finance Obligations — Long-Term Rating Scales:

Ratings of individual securities or financial obligations of a corporate or sovereign issuer address relative vulnerability to default on an ordinal scale.  In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment.

The relationship between issuer and obligation scale assumes an historical average recovery of between 30%–50% on the obligations of an issuer.  As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR.  The difference between issuer and obligation rating reflects expectations of the recovery prospects for each class of obligation, relative to this implied historical average of 30%–50%.  At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.  AA: Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.  A: High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.  BBB: Good credit quality.  ‘BBB’ ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.  ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.  B: Highly speculative.  ‘B’ ratings indicate that material credit risk is present.  CCC: Substantial credit risk.  ‘CCC’ ratings indicate that substantial credit risk is present.  CC: Very high levels of credit risk.  ‘CC’ ratings indicate very high levels of credit risk.  C: Exceptionally high levels of credit risk.  ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics.  This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ rating category, or to ratings in the categories below ‘B’.

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LKCM FUNDS

PART C. OTHER INFORMATION

Item 28.      Exhibits

(a)	Amended Agreement and Declaration of Trust (1)
(b)	By-Laws (1)
(c)	Not applicable
(d)	(1)	Form of Investment Advisory Agreement dated June 21, 1994 (2)
(2)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the Small Cap Equity Fund (2)
(3)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund (2)
(4)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund (3)
(5)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund (3)
(6)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund (1)
(7)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Aquinas Funds (5)
(8) Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther
King Capital Management for the LKCM Small-Mid Cap Equity Fund – to be filed by amendment.
(9) Expense Limitation Agreement between LKCM Funds and Luther King Capital Management
Corporation – to be filed by amendment.
(e)	(1) Amended and Restated Distribution Agreement between LKCM Funds, Luther King Capital
                               Management Corporation and Quasar Distributors, LLC (6)
(2) Exhibits A and B to the Amended and Restated Distribution Agreement – to be filed by amendment.
(f)	None
(g)	(1) Amended and Restated Custody Agreement between LKCM Funds and U.S. Bank National
Association, dated November 17, 2009 (7)
(2) Exhibits C and D to the Amended and Restated Custody Agreement – to be filed by amendment.
(h)	(1)	Amended and Restated Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (7)
(2) Exhibits A and B to the Amended and Restated Fund Administration Servicing Agreement – to
be filed by amendment.
(3)	Amended and Restated Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (7)
(4) Exhibits A and B to the Amended and Restated Fund Accounting Servicing Agreement – to
be filed by amendment.
(5)	Amended and Restated Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (7)
(6) Exhibits A and C to the Amended and Restated Transfer Agent Servicing Agreement – to
be filed by amendment.
(7)	Power of Attorney (6)
(i)	Opinion of Counsel – to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.
(k)	None
(l)	Purchase Agreement dated June 6, 1994 (2)
(m)	(1) LKCM Fund Distribution Plan: Balanced Fund, International Fund, and Fixed Income Fund, and Institutional Classes Small Cap Equity Fund and Equity Fund (2)

(2)	Schedule A to LKCM Fund Distribution Plan: Institutional Class of Small-Mid Cap Equity Fund – to be filed by amendment.
(3)	LKCM Fund Distribution Plan: Adviser Class of Small Cap Equity Fund, Equity Fund and Aquinas Funds (5)
(4)	Schedule A to LKCM Fund Distribution Plan: Adviser Class of Small-Mid Cap Equity Fund – to be filed by amendment.
(n)	(1) Rule 18f-3 Multiple Class Plan (4)
(2) Schedule A to Rule 18f-3 Multiple Class Plan – to be filed by amendment.
(o)	Reserved
(p)	(1)	Code of Ethics of Luther King Capital Management Corporation and LKCM Funds (7)
(2)	Code of Ethics of TT International (7)
__________________________________
(1)	Incorporated by reference from Post Effective Amendment No. 14 to the Registration Statement of the Trust, filed previously via EDGAR on September 29, 2000.
(2) Incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of the Trust, filed previously via EDGAR on October 15, 1997.
(3) Incorporated by reference from Post Effective Amendment No. 8 to the Registration Statement of the Trust, filed previously via EDGAR on February 27, 1998.
(4) Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement of the Trust, filed previously via EDGAR on February 28, 2003.
(5) Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement of the Trust, filed previously via EDGAR on July 8, 2005.
(6) Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement of the Trust, filed previously via EDGAR on April 27, 2007.
(7) Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of the Trust, filed previously via EDGAR on February 26, 2010.

Item 29.      Persons Controlled by or Under Common Control With Registrant

Registrant is not controlled by or under common control with any person.

Item 30.      Indemnification

           Reference is made to Article VI of the Registrant's Amended Agreement and Declaration of Trust, incorporated by reference as Exhibit 1 hereto.  Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      Business and Other Connections of Investment Adviser

            Besides serving as investment adviser to separately managed accounts and private investment funds, none of the Adviser or its directors, officers or partners is or has been engaged in any other business, profession, vocation or employment of a substantial nature for its own account or in the capacity of director, officer, employee, partner or trustee.

            Besides serving as investment adviser to separately managed accounts and private investment funds, none of TT International or its directors, officers or partners is or has been engaged in any other business, profession, vocation or employment of a substantial nature for its owns account or in the capacity of director, officer, employee, partner or trustee.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Keystone Mutual Funds
Advisors Series Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	Masters' Select Funds Trust
Alpine Series Trust	Matrix Advisors Value Fund, Inc.
Artio Global Funds	Monetta Fund, Inc.
Brandes Investment Trust	Monetta Trust
Brandywine Blue Funds, Inc.	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Rockland Funds Trust
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds
Jensen Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(1)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)  Not applicable.

Item 33.      Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102 (records relating to its function as investment adviser of the LKCM Funds)

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

U.S. Bank, N.A., 1555 N. River Center Dr., Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian)

TT International, Moor House, Level 13, 120 London Wall, London EC2Y 5ET (records relating to its function as sub-adviser of the International Fund)

Item 34.      Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.      Undertakings

 Not applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly this Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on February 11, 2011.

By:        /s/ J. Luther King, Jr.
J. Luther King, Jr.
President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ J. Luther King, Jr. J. Luther King, Jr.	Trustee, President and Chief Executive Officer	February 11, 2011
/s/ H. Kirk Downey * H. Kirk Downey	Chairman and Trustee	February 11, 2011

/s/ Richard J. Howell * Richard J. Howell	Trustee	February 11, 2011

/s/ Earle A. Shields, Jr. * Earle A. Shields, Jr.	Trustee	February 11, 2011

/s/ Jacob D. Smith Jacob D. Smith	Chief Financial Officer	February 11, 2011

*/s/ Jacob D. Smith
       Jacob D. Smith
Attorney-in-fact pursuant to the Power of Attorney filed on April 27, 2007 and incorporated herein by reference.